Commitments and Contingencies - Minimum Future Lease Payments Under Operating Leases (Detail) (CAD) In Millions, unless otherwise specified	Dec. 31, 2014
Operating Leased Assets [Line Items]
2015	114
2016	88
2017	67
2018	55
2019	43
Thereafter	202
Total minimum lease payments	569